SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	December 31, 2020 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 95.0%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.00% due 12/1/2024	$ 2,500,000	$ 2,843,550
	Alameda County Joint Powers Authority (Juvenile Justice), 5.00% due 12/1/2021	500,000	521,675
	Alameda County Joint Powers Authority (Public Facilities Capital Projects), 5.00% due 12/1/2021	1,000,000	1,043,350
	Anaheim Public Financing Authority (Public Improvements; Insured: AGM), Series C, Zero Coupon due 9/1/2022	3,000,000	2,967,450
	Apple Valley Public Financing Authority (Insured: BAM),
	Series A,
	3.00% due 6/1/2021	430,000	434,614
	4.00% due 6/1/2026 - 6/1/2028	990,000	1,191,362
	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge),
[a]	Series A, 2.95% due 4/1/2047 (put 4/1/2026)	4,775,000	5,354,207
[a]	Series E, 2.00% due 4/1/2034 (put 4/1/2021)	4,975,000	4,981,219
[a]	Series G, 2.00% due 4/1/2053 (put 4/1/2024)	1,500,000	1,572,450
	Bonita (Educational Facilities) USD GO, 5.00% due 8/1/2024	1,000,000	1,075,050
	Brentwood Infrastructure Financing Authority (Residential Single Family Development; Insured: AGM),
	5.00% due 11/1/2026	2,000,000	2,073,760
	Series A, 5.00% due 9/2/2021 - 9/2/2023	4,460,000	4,879,643
	California (Adventist Health System/West Obligated Group) HFFA, Series A, 4.00% due 3/1/2026	820,000	962,418
	California (Cedars-Sinai Medical Center Obligated Group) HFFA, 5.00% due 8/15/2021 - 11/15/2024	2,400,000	2,638,788
	California (Children’s Hospital Los Angeles Obligated Group) HFFA, Series A, 5.00% due 8/15/2030	1,990,000	2,412,397
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 11/15/2023	1,835,000	1,976,625
	California (Children’s Hospital of Orange County Obligated Group) HFFA, 5.00% due 11/1/2021 - 11/1/2028	4,295,000	5,133,253
	California (Dignity Health) HFFA, Series A, 5.25% due 3/1/2022 (pre-refunded 3/1/2021)	1,000,000	1,007,920
	California (Dignity Health) HFFA, ETM, Series A, 5.00% due 3/1/2021	1,675,000	1,687,462
[a]	California (Kaiser Foundation Hospitals) HFFA, Series C, 5.00% due 6/1/2041 (put 11/1/2029)	2,000,000	2,698,620
	California (Kaiser Permanente) HFFA, Series A-1, 5.00% due 11/1/2027	3,000,000	3,908,250
	California (PIH Health, Inc. Obligated Group) HFFA, Series A, 5.00% due 6/1/2027 - 6/1/2030	3,315,000	4,405,045
[a]	California (Providence St. Joseph Health Obligated Group) HFFA, 5.00% due 10/1/2039 (put 10/1/2027)	3,000,000	3,877,290
	California (St. Joseph Health System) HFFA, Series A, 5.00% due 7/1/2024	1,000,000	1,116,860
	California Educational Facilities Authority (Chapman University), 5.00% due 4/1/2022	2,000,000	2,021,660
	California Infrastructure and Economic Development Bank (California Academy of Sciences),
[a]	Series A, 0.48% (LIBOR 1 Month + 0.38%) due 8/1/2047 (put 8/1/2021)	180,000	179,719
[a]	Series C, 0.48% (LIBOR 1 Month + 0.38%) due 8/1/2047 (put 8/1/2021)	750,000	749,924
[a]	Series D, 0.485% (LIBOR 1 Month + 0.38%) due 8/1/2047 (put 8/1/2021)	6,000,000	5,996,172
[a]	California Infrastructure and Economic Development Bank (J Paul Getty Trust), Series B1, 0.304% (LIBOR 1 Month + 0.20%) due 10/1/2047 (put 4/1/2021)	1,000,000	1,000,522
	California Infrastructure and Economic Development Bank (The Scripps Research Institute), 5.00% due 7/1/2024 - 7/1/2027	850,000	1,009,888
	California Municipal Finance Authority (Biola University Residential Hall and Parking Structure), 5.00% due 10/1/2021 - 10/1/2023	555,000	589,719
	California Municipal Finance Authority (Biola University), 5.00% due 10/1/2021 - 10/1/2027	2,610,000	2,985,714
	California Municipal Finance Authority (Biola University, Inc.), 5.00% due 10/1/2030	1,000,000	1,195,540
	California Municipal Finance Authority (CHF-DAVIS I, LLC-WEST VILLAGE; Insured: BAM), 5.00% due 5/15/2028	2,905,000	3,664,047
[a]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 2.50% due 11/1/2038 (put 5/1/2024)	2,000,000	2,115,180
	California Pollution Control Financing Authority AMT,
	Series A,
[a,b]	0.30% due 8/1/2023 (put 2/1/2021)	1,500,000	1,484,422
[a]	2.50% due 7/1/2031 (put 5/1/2024)	1,125,000	1,142,460
	California State Public Works Board (California School for the Deaf Riverside Campus), Series H, 5.00% due 4/1/2022	565,000	598,166
	California State Public Works Board (Correctional and Rehabilitation Facilities),
	Series A, 5.00% due 9/1/2022 - 9/1/2024	13,780,000	15,286,292
	Series G, 5.00% due 11/1/2022	1,500,000	1,630,245
	California State Public Works Board (Judicial Council Projects),
	Series A, 5.00% due 3/1/2023 - 3/1/2024	2,400,000	2,643,588
	Series D, 5.00% due 12/1/2021 - 12/1/2022	4,300,000	4,487,632
	California State Public Works Board (Laboratory Facility and San Diego Courthouse), Series I, 5.00% due 11/1/2023 - 11/1/2024	7,000,000	7,932,520
	California State Public Works Board (Yuba City Courthouse), Series D, 5.00% due 6/1/2022	1,950,000	2,079,753
[a]	California Statewide Communities Development Authority (Adventist Health System/West Obligated Group), Series A, 5.00% due 3/1/2037 (put 3/1/2027)	2,000,000	2,479,400
	California Statewide Communities Development Authority (CHF-Irvine, LLC), Series A, 5.00% due 5/15/2027	500,000	586,735
	California Statewide Communities Development Authority (Cottage Health System), 5.00% due 11/1/2025 (pre-refunded 11/1/2024)	135,000	159,539
	California Statewide Communities Development Authority (Cottage Health System) ETM,
	4.00% due 11/1/2021	150,000	154,601
	5.00% due 11/1/2022 - 11/1/2024	475,000	541,333
	California Statewide Communities Development Authority (Irvine East Campus Apartments), 5.00% due 5/15/2021 - 5/15/2027	2,760,000	2,994,500
[a]	California Statewide Communities Development Authority (Kaiser Foundation Hospitals), Series 2003-D, 5.00% due 5/1/2033 (put 11/1/2029)	3,500,000	4,726,155
	California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group), 5.00% due 1/1/2021 - 1/1/2024	1,455,000	1,530,148

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	December 31, 2020 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
[a]	California Statewide Communities Development Authority (Southern California Edison Company), 2.625% due 11/1/2033 (put 12/1/2023)	$ 4,895,000	$ 5,201,525
	California Statewide Communities Development Authority (Sutter Health Obligated Group), Series A, 5.00% due 8/15/2024 (pre-refunded 8/15/2022)	535,000	576,479
	Calipatria (Educational Facilities; Insured: ACA) USD GO, Series B, Zero Coupon due 8/1/2025	3,860,000	3,289,608
	Carson Redevelopment Successor Agency (Redevelopment Project Area No 1; Insured: AGM), Series A, 5.00% due 10/1/2026	500,000	579,715
	CDC Successor Agency of the City of Santee (Redevelopment and Low and Moderate Income Housing; Insured: BAM), Series A, 5.00% due 8/1/2025	550,000	659,032
	Chino Basin Regional Financing Authority (Subordinate-Inland Empire), Series A, 5.00% due 6/1/2027 - 6/1/2030	1,935,000	2,624,144
	Chula Vista Elementary School District GO, Series A, 2.00% due 8/1/2021	4,000,000	4,041,520
	City and County of San Francisco (525 Golden Gate Avenue-Public Utilities Commission Office Project) COP, Series C, 5.00% due 11/1/2022	700,000	702,415
	City of Antioch Public Financing Authority (Municipal Facilities Project), 5.00% due 5/1/2022 - 5/1/2024	1,400,000	1,570,855
	City of Chula Vista (Police Facility Project) COP, 5.00% due 10/1/2024	1,700,000	1,961,188
	City of Chula Vista Financing Authority (Infrastructure, Facilities and Equipment), 5.00% due 5/1/2026 - 5/1/2027	3,500,000	4,273,455
	City of Clovis (Water System Facilities; Insured: BAM), 5.00% due 3/1/2021 - 3/1/2023	2,270,000	2,416,569
	City of Delano (Central California Foundation for Health) COP, 5.00% due 1/1/2024 (pre-refunded 1/1/2023)	270,000	295,696
	City of Los Angeles CA, 4.00% due 6/24/2021	11,500,000	11,708,725
	City of Manteca (Water Supply System), 5.00% due 7/1/2021 - 7/1/2023	1,650,000	1,718,659
	City of Norco CA, 5.00% due 9/1/2025	1,000,000	1,208,060
	City of San Jose Financing Authority (Civic Center Project), Series A, 5.00% due 6/1/2024 (pre-refunded 6/1/2023)	750,000	836,145
	City of San Jose Financing Authority (Civic Center Project) ETM,
	Series A,
	4.00% due 6/1/2021	1,000,000	1,015,020
	5.00% due 6/1/2022 - 6/1/2023	1,745,000	1,906,144
	Compton (Insured: BAM) USD GO, Series B, 5.00% due 6/1/2028 - 6/1/2029	1,625,000	2,059,398
	Contra Costa Transportation Authority,
	Series A,
[a]	0.353% (LIBOR 1 Month + 0.25%) due 3/1/2034 (put 9/1/2021)	7,500,000	7,493,460
	5.00% due 3/1/2021 - 3/1/2022	1,425,000	1,476,368
	Coronado Community Development Agency Successor Agency, Series A, 5.00% due 9/1/2022	585,000	628,904
	County of Los Angeles CA, Series A, 4.00% due 6/30/2021	15,000,000	15,287,250
	County of Los Angeles Metropolitan Transportation Authority (Green Bond), Series A, 5.00% due 6/1/2028 - 6/1/2030	7,500,000	10,208,025
	County of Los Angeles Redevelopment Refunding Authority (Bunker Hill Project), Series C, 5.00% due 6/1/2022 - 6/1/2024	2,500,000	2,748,720
	Desert Sands (Educational Facilities; Insured: BAM) USD COP, 5.00% due 3/1/2021	1,080,000	1,088,111
	Dinuba (CAP APPREC; Insured AGM) USD GO, Zero Coupon due 8/1/2030	460,000	383,447
	Downey Public Financing Authority (Public Capital Improvements), 5.00% due 12/1/2025 - 12/1/2027	1,445,000	1,818,462
	Elk Grove Finance Authority (Poppy Ridge CFD No. 2003-1 and East Franklin CFD No. 2002-1), 5.00% due 9/1/2021 - 9/1/2025	1,200,000	1,347,329
	Emeryville Redevelopment Agency (Emeryville and Shellmound Park Projects; Insured: AGM), Series A, 5.00% due 9/1/2022 - 9/1/2024	9,095,000	10,214,613
	Escondido (Wastewater System), Series A, 5.00% due 9/1/2021	250,000	257,978
	Fontana Redevelopment Agency Successor Agency, Series A, 5.00% due 10/1/2021	3,975,000	4,108,838
	Fresno USD GO,
	Series C,
	3.00% due 8/1/2021	1,770,000	1,798,497
	4.00% due 8/1/2026 - 8/1/2027	725,000	876,217
	Fullerton Redevelopment Agency Successor Agency, Series A, 4.00% due 9/1/2021	700,000	717,276
	Fullerton Redevelopment Agency Successor Agency (Insured: BAM), Series A, 4.00% due 9/1/2022 - 9/1/2025	3,050,000	3,341,621
	Glendale Community College District GO, Series B, 3.00% due 8/1/2021	525,000	533,500
	Grossmont Healthcare District GO, Series D, 5.00% due 7/15/2022	960,000	1,030,272
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2027	1,230,000	1,478,681
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2021	1,275,000	1,312,957
	Guam Waterworks Authority (Water and Wastewater System), 5.00% due 7/1/2021 - 7/1/2027	2,735,000	3,082,158
	Hacienda La Puente (Educational Facilities; Insured: AGM) USD COP, 5.00% due 6/1/2022 - 6/1/2025	2,755,000	3,149,780
	Jurupa Public Financing Authority (Insured BAM), Series A, 5.00% due 9/1/2021 - 9/1/2025	3,220,000	3,579,727
	La Canada USD GO, Series B, 4.00% due 8/1/2022 - 8/1/2024	680,000	745,331
	La Quinta Redevelopment Agency (Redevelopment Project Areas No. 1 and 2), Series A, 5.00% due 9/1/2021 - 9/1/2023	4,500,000	4,851,535
	La Quinta Redevelopment Agency Successor Agency, Series A, 4.00% due 9/1/2027	410,000	446,584
	Liberty Union High School District GO, Series B, 4.00% due 8/1/2021	1,000,000	1,022,080
	Lodi Public Financing Authority (City Police Building and Jail), 5.00% due 10/1/2021 - 10/1/2023	3,180,000	3,338,794
	Los Altos Elementary School District, 3.00% due 7/15/2021	2,425,000	2,461,593
	Los Angeles (Educational Facilities and Information Technology Infrastructure) USD GO,
	Series B, 5.00% due 7/1/2023	3,000,000	3,355,650
	Series D, 5.00% due 7/1/2022 - 7/1/2024	5,750,000	6,440,087
	Los Angeles (Insured: BAM) USD GO, Series B-1, 5.00% due 7/1/2029	2,500,000	3,239,775
	Los Angeles County Schools, Series A-2, 3.00% due 2/1/2021	3,000,000	3,006,240
	Los Angeles County Schools Regionalized Business Services Corp. (Insured: AMBAC) COP, Series A, Zero Coupon due 8/1/2021	2,135,000	2,129,620
	Los Angeles Department of Airports AMT,
	Series A, 5.00% due 5/15/2029	4,000,000	4,870,080
	Series B, 5.00% due 5/15/2025 - 5/15/2026	10,220,000	12,441,467

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	December 31, 2020 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	Los Angeles Department of Water, Series A, 5.00% due 7/1/2027	$ 1,565,000	$ 2,028,193
	Los Angeles Department of Water and Power (Power System Capital Improvements), Series A, 5.00% due 7/1/2025 - 7/1/2026	800,000	978,334
	Los Angeles USD GO, Series A, 5.00% due 7/1/2024	4,600,000	5,359,460
	Lynwood (Insured: AGM) USD GO, 5.00% due 8/1/2023	1,000,000	1,118,760
	Manteca Community Facilities District No. 1989-2 (Educational Facilities; Insured: AGM) USD, Series F, 5.00% due 9/1/2021 - 9/1/2023	1,250,000	1,331,542
	Milpitas Redevelopment Agency (Redevelopment Project Area No. 1), 5.00% due 9/1/2025	2,300,000	2,757,447
	Milpitas USD GO, 5.00% due 8/1/2021	585,000	601,462
	Modesto CA Wastewater Revenue, Series B, 5.00% due 11/1/2027 - 11/1/2030	4,000,000	5,346,662
	Modesto Irrigation District (San Joaquin Valley Electric System), Series A, 5.00% due 7/1/2022	1,295,000	1,384,187
	Moreno Valley Public Financing Authority (Public Improvements), 5.00% due 11/1/2024	1,455,000	1,705,900
	Murrieta Valley Public Financing Authority (Educational Facilities; Insured: BAM) USD GO, 5.00% due 9/1/2023	1,080,000	1,213,888
	North City West School Facilities Financing Authority (Carmel Valley; Insured: AGM), Series A, 5.00% due 9/1/2021 - 9/1/2022	4,415,000	4,646,927
[a]	Northern California Energy Authority (Commodity Supply Revenue), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	5,000,000	5,582,500
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2022 - 8/1/2025	2,745,000	3,140,233
	Oceanside (Insured: AGM) USD GO, Series F, 4.00% due 8/1/2021 - 8/1/2023	1,725,000	1,825,580
	Palomar Pomerado Health (Insured: Natl-Re) GO, Series A, Zero Coupon due 8/1/2021	2,850,000	2,837,032
	Pittsburg Successor Agency Redevelopment Agency (Insured: AGM), Series A, 5.00% due 9/1/2021	1,000,000	1,030,990
	Pomona Public Financing Authority (Facilities Improvements; Insured: AGM), Series BC, 4.00% due 6/1/2024 - 6/1/2026	725,000	831,698
	Rancho Santa Fe Community Services District Financing Authority, Series A, 5.00% due 9/1/2025	1,745,000	2,089,149
	Redding CA Wastewater System Revenue, 5.00% due 6/1/2029 - 6/1/2031	2,760,000	3,788,770
	Redevelopment Agency of the City of Rialto (Merged Project Area; Insured: BAM), Series A, 5.00% due 9/1/2023 - 9/1/2024	1,050,000	1,199,685
	Riverside County Infrastructure Financing Authority (Capital Improvement Projects), Series A, 5.00% due 11/1/2021	500,000	519,470
	Riverside County Public Financing Authority, 4.00% due 5/1/2021	295,000	298,381
	Riverside County Public Financing Authority (Capital Facilities Project), 5.00% due 11/1/2021 - 11/1/2025	2,000,000	2,258,510
	Riverside Financing Authority (Educational Facilities; Insured: BAM) USD, 5.00% due 9/1/2022 - 9/1/2025	1,245,000	1,433,627
	Riverside Redevelopment Agency Successor Agency, Series A, 5.00% due 9/1/2022	600,000	645,030
	Sacramento City (Educational Facilities Improvements) USD GO, 5.00% due 7/1/2021	3,600,000	3,672,216
	Sacramento City (Educational Facilities Improvements; Insured: AGM) USD GO, 5.00% due 7/1/2021 - 7/1/2022	1,100,000	1,154,299
	Sacramento City Schools Joint Power Financing Authority (Sacramento City USD Educational Facility Sublease; Insured: BAM), Series A, 5.00% due 3/1/2021 - 3/1/2025	5,360,000	5,903,737
	Sacramento County (COPS-REF; Insured AGM) COP, 5.00% due 10/1/2026	1,045,000	1,294,765
	Sacramento County (Insured AGM) COP, 5.00% due 10/1/2027 - 10/1/2029	1,920,000	2,489,491
	Sacramento County Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District), Series A, 5.00% due 12/1/2027 - 12/1/2029	2,820,000	3,805,104
[a]	Sacramento Municipal Utility District, Series A, 5.00% due 8/15/2049 (put 10/17/2023)	600,000	666,126
	Salinas Valley Solid Waste Authority AMT (Insured: AGM), Series A, 5.00% due 8/1/2023	1,530,000	1,708,765
	San Bernardino Redevelopment Agency Successor Agency (Insured AGM), Series A, 5.00% due 12/1/2023	150,000	168,821
	San Diego (Educational System Capital Projects) USD GO, Series R-3, 5.00% due 7/1/2023 - 7/1/2024	8,000,000	9,029,190
	San Diego County Regional Airport Authority,
	5.00% due 7/1/2029 - 7/1/2030	2,000,000	2,680,590
	Series A, 5.00% due 7/1/2030	330,000	434,768
	San Diego Redevelopment Agency Successor Agency, Series A, 5.00% due 9/1/2021 - 9/1/2028	350,000	403,505
	San Diego USD, Series A, 5.00% due 6/30/2021	5,000,000	5,117,950
	San Francisco City and County Airports Commission (San Francisco International Airport), REF-Series A, 5.00% due 5/1/2026	5,000,000	6,201,950
	San Francisco City and County Airports Commission (San Francisco International Airport) AMT, REF-Series H, 5.00% due 5/1/2028	6,500,000	8,391,760
	San Jose, Series A-1, 3.50% due 10/1/2021	55,000	55,684
	San Jose Redevelopment Agency Successor Agency, Series B, 5.00% due 8/1/2021	500,000	512,905
	San Mateo County Joint Powers Financing Authority (Maple Street Correctional Center), 5.00% due 6/15/2021 - 6/15/2023	1,995,000	2,140,608
	Santa Clara County Financing Authority (Multiple Facilities Projects), Series P, 5.00% due 5/15/2025	6,755,000	8,129,170
	Santa Margarita Water District (Talega Community Facilities), Series A, 5.00% due 9/1/2026 - 9/1/2027	1,050,000	1,294,443
	Semitropic Water Storage Improvement District (Irrigation Water System; Insured: AGM), Series A, 5.00% due 12/1/2022 - 12/1/2027	3,535,000	4,210,725
	South Bay/San Diego County USD GO, Zero Coupon due 8/1/2022	2,250,000	2,244,082
	South Placer Wastewater Authority (Roseville), 5.00% due 11/1/2029 - 11/1/2030	700,000	948,258
	Southern California Public Power Authority (Canyon Power Project), Series A, 5.00% due 7/1/2029 - 7/1/2030	2,750,000	3,314,320
	Southern California Public Power Authority (Magnolia Power Project), 5.00% due 7/1/2022	2,795,000	2,996,436
	Southwestern Community College District GO, Series B, 4.00% due 8/1/2024 - 8/1/2026	1,125,000	1,314,864
	State of California Department of Water Resources Power Supply Revenue ETM, Series O, 5.00% due 5/1/2021	500,000	507,850
	State of California GO, 5.00% due 11/1/2029	5,000,000	6,834,100
	Stockton (Insured:BAM) USD GO, 5.00% due 8/1/2027	1,200,000	1,466,160
	Stockton Public Financing Authority (Insured: BAM), 5.00% due 9/1/2021	100,000	102,976
	Stockton Public Financing Authority (Stockton Water Revenue; Green Bond; Insured: BAM), Series A, 5.00% due 10/1/2021 - 10/1/2027	3,545,000	4,148,414
	Stockton Public Financing Authority (Stockton Water Revenue; Insured: BAM), Series A, 5.00% due 10/1/2028	545,000	709,018
	Successor Agency to the City of Colton Redevelopment Agency (Multiple Redevelopment Project Areas; Insured: BAM), 5.00% due 8/1/2021 - 8/1/2025	2,815,000	3,128,522
	Successor Agency to the City of Riverside Redevelopment Agency (Multiple Redevelopment Project Areas), Series A, 5.00% due 9/1/2023 - 9/1/2024	2,985,000	3,396,815

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	December 31, 2020 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	Successor Agency to the City of San Diego Redevelopment Agency (Multiple Redevelopment Project Areas), Series A, 5.00% due 9/1/2025 - 9/1/2026	$ 1,885,000	$ 2,267,563
	Successor Agency to the Commerce Community Development Commission (Multiple Redevelopment Project Areas; Insured: AGM), Series A, 5.00% due 8/1/2027 - 8/1/2030	3,315,000	4,025,376
	Successor Agency to the Community Development Agency of the City of Menlo Park (Las Pulgas Community Development Project; Insured: AGM), 5.00% due 10/1/2022 - 10/1/2025	1,400,000	1,572,688
	Successor Agency to the Community Redevelopment Agency of the City of Palmdale (Merged Redevelopment Project Areas), Series A, 5.00% due 9/1/2025 - 9/1/2026	1,000,000	1,216,681
	Successor Agency to the Poway Redevelopment Agency (Paguay Redevelopment Project), Series A, 5.00% due 6/15/2025	4,665,000	5,554,009
	Successor Agency to the Rancho Cucamonga Redevelopment Project (Rancho Redevelopment Project Area; Insured: AGM), 5.00% due 9/1/2023 - 9/1/2024	3,150,000	3,607,611
	Successor Agency to the Redevelopment Agency of the City and County of San Francisco (San Francisco Redevelopment Projects), Series C, 5.00% due 8/1/2021	1,000,000	1,025,560
	Successor Agency to the Redevelopment Agency of the City of San Mateo (Multiple Redevelopment Project Areas), Series A, 5.00% due 8/1/2025	425,000	508,139
	Successor Agency to the Redevelopment Agency of the City of Stockton (Redevelopment of Midtown, North and South Stockton and Waterfront Areas; Insured: AGM), Series A, 5.00% due 9/1/2026 - 9/1/2027	2,000,000	2,466,960
	Successor Agency to the Richmond County Redevelopment Agency (Joint Powers Financing Authority & Harbour Redevelopment Project; Insured: BAM), Series A, 5.00% due 9/1/2022 - 9/1/2024	1,250,000	1,398,548
	Successor Agency to the Rosemead Community Development Commission (Rosemead Merged Project Area; Insured: BAM), 5.00% due 10/1/2021 - 10/1/2026	4,090,000	4,614,449
	Temecula Valley Financing Authority (Educational Facilities; Insured: BAM) USD, 5.00% due 9/1/2021 - 9/1/2025	1,890,000	2,092,165
	Temecula Valley Financing Authority (Insured: BAM) USD, 5.00% due 9/1/2027	2,220,000	2,607,346
	Trustees of the California State University (Educational Facilities Improvements), Series A, 5.00% due 11/1/2026	1,000,000	1,246,890
	Tulare County Transportation Authority, 5.00% due 2/1/2029 - 2/1/2030	3,135,000	4,256,753
	Tulare Public Financing Authority (Insured: BAM),
	4.00% due 4/1/2021 - 4/1/2022	525,000	538,214
	5.00% due 4/1/2023 - 4/1/2028	1,410,000	1,680,661
	Turlock Public Financing Authority Water Revenue, 4.00% due 3/1/2027	4,500,000	4,609,620
	University of California, Series AB, 5.00% due 5/15/2021	300,000	305,214
	Val Verde (Insured BAM) USD GO, Series A, 4.00% due 8/1/2021 - 8/1/2023	1,525,000	1,609,241
	Ventura County Community College District GO, 5.00% due 8/1/2024	835,000	958,121
	Ventura County Public Financing Authority (Office Building Purchase and Improvements), Series B, 5.00% due 11/1/2023 - 11/1/2024	1,560,000	1,769,181
	Vista Redevelopment Agency (Vista Redevelopment Project; Insured: AGM), Series B1, 5.00% due 9/1/2021 - 9/1/2023	1,000,000	1,079,841
	West Contra Costa (Insured AGM) USD GO,
	Series E, 4.00% due 8/1/2021 - 8/1/2025	2,320,000	2,465,101
	Series F, 4.00% due 8/1/2021 - 8/1/2024	4,230,000	4,466,082
	West Contra Costa (Insured: Natl-Re) USD GO, Zero Coupon due 8/1/2028	160,000	148,701
	William S. Hart Union High School District (Educational Facilities; Insured: AGM) GO, Series B, Zero Coupon due 9/1/2021	800,000	798,752
	TOTAL LONG-TERM MUNICIPAL BONDS — 95.0% (Cost $501,730,410)		$523,105,482
	SHORT-TERM MUNICIPAL BONDS — 2.3%
[a]	California (Adventist Health System/West Obligated Group; LOC U.S. Bank N.A.) HFFA, 0.06% due 9/1/2028 (put 1/4/2021)	1,000,000	1,000,000
[a]	California Municipal Finance Authority (Waste Management of California, Inc.) AMT, 0.25% due 10/1/2045 (put 4/1/2021)	2,000,000	2,000,000
[a]	California Public Finance Authority (Sharp Healthcare Obligated Group; LOC Barclays Bank plc), Series C, 0.06% due 8/1/2052 (put 1/4/2021)	1,700,000	1,700,000
[a]	Irvine Ranch Water District (LOC U.S. Bank N.A.), Series A, 0.06% due 10/1/2041 (put 1/4/2021)	700,000	700,000
[a]	Los Angeles Department of Water & Power Power System Revenue (SPA Bank of America, N.A.), Series A-3, 0.07% due 7/1/2035 (put 1/4/2021)	1,000,000	1,000,000
[a]	Metropolitan Water District of Southern California (SPA PNC Bank, N.A.), Series A, 0.07% due 7/1/2047 (put 1/4/2021)	2,790,000	2,790,000
	Regents of the University of California Medical Center Pooled Revenue,
[a]	Series B-2, 0.06% due 5/15/2032 (put 1/4/2021)	2,000,000	2,000,000
[a]	Series K, 0.05% due 5/15/2047 (put 1/4/2021)	600,000	600,000
[a]	State of California (LOC MUFG Union Bank, N.A.) GO, Series B-SUBSER B5, 0.06% due 5/1/2040 (put 1/4/2021)	800,000	800,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 2.3% (Cost $12,590,000)		$12,590,000
	Total Investments — 97.3% (Cost $514,320,410)		$535,695,482
	Other Assets Less Liabilities — 2.7%		14,865,711
	Net Assets — 100.0%		$550,561,193

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2020.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2020, the aggregate value of these securities in the Fund’s portfolio was $1,484,422, representing 0.27% of the Fund’s net assets.

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	December 31, 2020 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA	Insured by American Capital Access
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
HFFA	Health Facilities Financing Authority
LIBOR	London Interbank Offered Rates
LOC	Letter of Credit
Natl-Re	Insured by National Public Finance Guarantee Corp.
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	December 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg California Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.